Loan Receivable (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	May 01, 2018
Loan receivable from related party
Loan Agreement [Member] | RadTek, Inc [Member]
Loan receivable from related party			$ 4,883
Loan receivable uncollectible	$ 4,883
Loan receivable, interest rate			2.50%